July 20, 2020

Jennifer Hardy
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street NE
Washington DC 20549

RE: AZL Morgan Stanley Global Real Estate Fund (the “Acquired Fund”) and the AZL S&P 500 Index Fund (the “Acquiring Fund”), each a series of the Allianz Variable Insurance Products Trust (the “Trust”)
(File Nos. 333-239299 and 811-9491)

Dear Ms. Hardy:

Accompanying this letter for filing pursuant to Rule 497(c) under the Securities Act of 1933, is the definitive version of the Proxy Statement Prospectus and Statement of Additional Information, dated July 21, 2020 for the above referenced Registrant. Also included are revised voting instruction and proxy cards.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:

Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-7453.

Sincerely,

/s/ Erik Nelson
_________________________________
Erik Nelson
Chief Legal Officer

763/765-7453
Erik.Nelson@allianzlife.com